Lines of business (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Contribution of Segments to Overall Profitability
The following consolidating schedules present the contribution of our businesses to our overall profitability.

For the year ended Dec. 31, 2017	Investment Management		Investment Services	Other	Consolidated
(dollar amounts in millions)
Fee and other revenue	$3,668	(a)	$8,527	$7	$12,202	(a)
Net interest revenue (expense)	329		3,058	(79)	3,308
Total revenue	3,997	(a)	11,585	(72)	15,510	(a)
Provision for credit losses	2		(7)	(19)	(24)
Noninterest expense	2,854		7,747	347	10,948	(b)
Income before taxes	$1,141	(a)	$3,845	$(400)	$4,586	(a)(b)
Pre-tax operating margin (c)	29%		33%	N/M	30%
Average assets	$31,450		$254,646	$57,752	$343,848

(a)
Both total fee and other revenue and total revenue include net income from consolidated investment management funds of $37 million, representing $70 million of income and noncontrolling interests of $33 million. Income before taxes is net of noncontrolling interests of $33 million.

(b)	Noninterest expense includes a loss attributable to noncontrolling interest of $9 million related to other consolidated subsidiaries.

(c)	Income before taxes divided by total revenue.

For the year ended Dec. 31, 2016	Investment Management		Investment Services	Other	Consolidated
(dollar amounts in millions)
Fee and other revenue	$3,424	(a)	$8,299	$366	$12,089	(a)
Net interest revenue	327		2,797	14	3,138
Total revenue	3,751	(a)	11,096	380	15,227	(a)
Provision for credit losses	6		8	(25)	(11)
Noninterest expense	2,778		7,342	394	10,514	(b)
Income before taxes	$967	(a)	$3,746	$11	$4,724	(a)(b)
Pre-tax operating margin (c)	26%		34%	N/M	31%
Average assets	$30,169		$273,808	$54,500	$358,477

(a)
Both total fee and other revenue and total revenue include net income from consolidated investment management funds of $16 million, representing $26 million of income and noncontrolling interests of $10 million. Income before taxes is net of noncontrolling interests of $10 million.

(b)	Noninterest expense includes a loss attributable to noncontrolling interest of $9 million related to other consolidated subsidiaries.

(c)	Income before taxes divided by total revenue.

For the year ended Dec. 31, 2015	Investment Management		Investment Services	Other	Consolidated
(dollar amounts in millions)
Fee and other revenue	$3,587	(a)	$8,177	$336	$12,100	(a)
Net interest revenue	319		2,622	85	3,026
Total revenue	3,906	(a)	10,799	421	15,126	(a)
Provision for credit losses	(1)		28	133	160
Noninterest expense	2,859		7,502	434	10,795	(b)
Income before taxes	$1,048	(a)	$3,269	$(146)	$4,171	(a)(b)
Pre-tax operating margin (c)	27%		30%	N/M	28%
Average assets	$30,928		$286,617	$54,642	$372,187

(a)
Both total fee and other revenue and total revenue include net income from consolidated investment management funds of $18 million, representing $86 million of income and noncontrolling interests of $68 million. Income before taxes is net of noncontrolling interests of $68 million.

(b)	Noninterest expense includes a loss attributable to noncontrolling interest of $4 million related to other consolidated subsidiaries.

(c)	Income before taxes divided by total revenue.